Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Columbia Total Return Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Municipal Income Fund
Class Name	Class A
Trading Symbol	COLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 74	0.75%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in continuing care retirement community (CCRC), airport, lease and utility bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality allocation
| Overweights to not-rated and BBB bonds added to relative performance.
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in AA rated bonds.
Sector allocation
| An overweight to the housing sector added to the Fund’s relative performance.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the housing, assisted living and toll facilities detracted from relative performance.
Credit quality security selection
| Security selection in AAA and BBB rated bonds detracted from relative performance.
Sector allocation
| Overweights to CCRCs and charter schools detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	(2.61)	(0.28)	1.61
Class A (including sales charges)	(5.54)	(0.89)	1.30
Bloomberg Municipal Bond Index	0.00	0.13	2.11

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,751,722,151
Holdings Count | Holding	439
Advisory Fees Paid, Amount	$ 8,913,359
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,751,722,151
Total number of portfolio holdings	439
Management services fees (represents 0.46% of Fund average net assets)	$ 8,913,359
Portfolio turnover for the reporting period	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
Texas	12.8%
New York	11.2%
Illinois	7.2%
Pennsylvania	6.9%
New Jersey	4.6%
California	3.7%
Colorado	3.5%
Michigan	2.9%
Ohio	2.9%
Alabama	2.8%
Asset Categories

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 1, 2025, the name of the Fund changed from Columbia Tax-Exempt Fund to Columbia Total Return Municipal Income Fund.

Material Fund Change Name [Text Block]	Columbia Total Return Municipal Income Fund
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Total Return Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Municipal Income Fund
Class Name	Class C
Trading Symbol	COLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 133	1.35%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in continuing care retirement community (CCRC), airport, lease and utility bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality allocation
| Overweights to not-rated and BBB bonds added to relative performance.
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in AA rated bonds.
Sector allocation
| An overweight to the housing sector added to the Fund’s relative performance.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the housing, assisted living and toll facilities detracted from relative performance.
Credit quality security selection
| Security selection in AAA and BBB rated bonds detracted from relative performance.
Sector allocation
| Overweights to CCRCs and charter schools detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	(3.19)	(0.87)	0.97
Class C (including sales charges)	(4.13)	(0.87)	0.97
Bloomberg Municipal Bond Index	0.00	0.13	2.11

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,751,722,151
Holdings Count | Holding	439
Advisory Fees Paid, Amount	$ 8,913,359
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,751,722,151
Total number of portfolio holdings	439
Management services fees (represents 0.46% of Fund average net assets)	$ 8,913,359
Portfolio turnover for the reporting period	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
Texas	12.8%
New York	11.2%
Illinois	7.2%
Pennsylvania	6.9%
New Jersey	4.6%
California	3.7%
Colorado	3.5%
Michigan	2.9%
Ohio	2.9%
Alabama	2.8%
Asset Categories

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 1, 2025, the name of the Fund changed from Columbia Tax-Exempt Fund to Columbia Total Return Municipal Income Fund.

Material Fund Change Name [Text Block]	Columbia Total Return Municipal Income Fund
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Total Return Municipal Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	CTEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 54	0.55%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in continuing care retirement community (CCRC), airport, lease and utility bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality allocation
| Overweights to not-rated and BBB bonds added to relative performance.
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in AA rated bonds.
Sector allocation
| An overweight to the housing sector added to the Fund’s relative performance.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the housing, assisted living and toll facilities detracted from relative performance.
Credit quality security selection
| Security selection in AAA and BBB rated bonds detracted from relative performance.
Sector allocation
| Overweights to CCRCs and charter schools detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	(2.33)	(0.06)	1.82
Bloomberg Municipal Bond Index	0.00	0.13	2.11

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,751,722,151
Holdings Count | Holding	439
Advisory Fees Paid, Amount	$ 8,913,359
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,751,722,151
Total number of portfolio holdings	439
Management services fees (represents 0.46% of Fund average net assets)	$ 8,913,359
Portfolio turnover for the reporting period	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
Texas	12.8%
New York	11.2%
Illinois	7.2%
Pennsylvania	6.9%
New Jersey	4.6%
California	3.7%
Colorado	3.5%
Michigan	2.9%
Ohio	2.9%
Alabama	2.8%
Asset Categories

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 1, 2025, the name of the Fund changed from Columbia Tax-Exempt Fund to Columbia Total Return Municipal Income Fund.

Material Fund Change Name [Text Block]	Columbia Total Return Municipal Income Fund
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Total Return Municipal Income Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Municipal Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CADMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 52	0.53%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in continuing care retirement community (CCRC), airport, lease and utility bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality allocation
| Overweights to not-rated and BBB bonds added to relative performance.
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in AA rated bonds.
Sector allocation
| An overweight to the housing sector added to the Fund’s relative performance.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the housing, assisted living and toll facilities detracted from relative performance.
Credit quality security selection
| Security selection in AAA and BBB rated bonds detracted from relative performance.
Sector allocation
| Overweights to CCRCs and charter schools detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	(2.39)	(0.05)	1.84
Bloomberg Municipal Bond Index	0.00	0.13	2.11

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,751,722,151
Holdings Count | Holding	439
Advisory Fees Paid, Amount	$ 8,913,359
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,751,722,151
Total number of portfolio holdings	439
Management services fees (represents 0.46% of Fund average net assets)	$ 8,913,359
Portfolio turnover for the reporting period	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the
Fund
represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
Texas	12.8%
New York	11.2%
Illinois	7.2%
Pennsylvania	6.9%
New Jersey	4.6%
California	3.7%
Colorado	3.5%
Michigan	2.9%
Ohio	2.9%
Alabama	2.8%
Asset Categories

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 1, 2025, the name of the Fund changed from Columbia Tax-Exempt Fund to Columbia Total Return Municipal Income Fund.

Material Fund Change Name [Text Block]	Columbia Total Return Municipal Income Fund
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Total Return Municipal Income Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Municipal Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CTEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 48	0.49%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in continuing care retirement community (CCRC), airport, lease and utility bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality allocation
| Overweights to not-rated and BBB bonds added to relative performance.
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in AA rated bonds.
Sector allocation
| An overweight to the housing sector added to the Fund’s relative performance.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the housing, assisted living and toll facilities detracted from relative performance.
Credit quality security selection
| Security selection in AAA and BBB rated bonds detracted from relative performance.
Sector allocation
| Overweights to CCRCs and charter schools detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	(2.33)	(0.01)	1.83
Bloomberg Municipal Bond Index	0.00	0.13	2.11
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,751,722,151
Holdings Count | Holding	439
Advisory Fees Paid, Amount	$ 8,913,359
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,751,722,151
Total number of portfolio holdings	439
Management services fees (represents 0.46% of Fund average net assets)	$ 8,913,359
Portfolio turnover for the reporting period	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
Texas	12.8%
New York	11.2%
Illinois	7.2%
Pennsylvania	6.9%
New Jersey	4.6%
California	3.7%
Colorado	3.5%
Michigan	2.9%
Ohio	2.9%
Alabama	2.8%
Asset Categories

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 1, 2025, the name of the Fund changed from Columbia Tax-Exempt Fund to Columbia Total Return Municipal Income Fund.

Material Fund Change Name [Text Block]	Columbia Total Return Municipal Income Fund
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Total Return Municipal Income Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Municipal Income Fund
Class Name	Class S
Trading Symbol	CTEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of October 2, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 44 (a)	0.55% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 44	[1]
Expense Ratio, Percent	0.55%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in continuing care retirement community (CCRC), airport, lease and utility bonds contributed to the Fund’s performance relative to its benchmark.
Credit quality allocation
| Overweights to not-rated and BBB bonds added to relative performance.
Credit quality security selection
| Positive contribution to benchmark-relative performance was driven by security selection in AA rated bonds.
Sector allocation
| An overweight to the housing sector added to the Fund’s relative performance.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. The Fund’s yield curve positioning was the main detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Security selection in the housing, assisted living and toll facilities detracted from relative performance.
Credit quality security selection
| Security selection in AAA and BBB rated bonds detracted from relative performance.
Sector allocation
| Overweights to CCRCs and charter schools detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	(2.37)	(0.23)	1.63
Bloomberg Municipal Bond Index	0.00	0.13	2.11
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,751,722,151
Holdings Count | Holding	439
Advisory Fees Paid, Amount	$ 8,913,359
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,751,722,151
Total number of portfolio holdings	439
Management services fees (represents 0.46% of Fund average net assets)	$ 8,913,359
Portfolio turnover for the reporting period	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
Texas	12.8%
New York	11.2%
Illinois	7.2%
Pennsylvania	6.9%
New Jersey	4.6%
California	3.7%
Colorado	3.5%
Michigan	2.9%
Ohio	2.9%
Alabama	2.8%
Asset Categories

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 1, 2025, the name of the Fund changed from Columbia Tax-Exempt Fund to Columbia Total Return Municipal Income Fund.

Material Fund Change Name [Text Block]	Columbia Total Return Municipal Income Fund
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.